Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions
Summary of dilapidation provision

Dilapidations
£ 000
As at January 1, 2020	83
Unwinding of discount	5
As at December 31, 2020	88
Unwinding of discount	7
As at December 31, 2021	95